CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 74.7%
Cambria Chesapeake Pure Trend ETF (a)(b)(f)	423,288	$8,339,155
Cambria Emerging Shareholder Yield ETF	350,188	17,145,204
Cambria Foreign Shareholder Yield ETF	504,621	20,487,613
Cambria Global Real Estate ETF (b)	294,276	7,889,539
Cambria Global Value ETF	230,379	8,864,984
Cambria Shareholder Yield ETF (c)	99,607	8,569,190
Cambria Tax Aware ETF (b)	12,789	396,612
Cambria Value and Momentum ETF (b)(f)	409,588	14,997,884
Dimensional US Marketwide Value ETF	25,599	1,461,703
iMGP DBi Managed Futures Strategy ETF	227,678	7,144,536
iShares Russell 3000 ETF	3,702	1,614,590
SPDR Gold Shares (a)	2,935	1,198,713
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	225,099	8,682,068
State Street SPDR S&P 500 ETF Trust	2,079	1,594,697
State Street SPDR S&P Global Natural Resources ETF	56,661	4,422,958
Vanguard FTSE All-World ex-US ETF	5,648	481,492
Vanguard Global ex-U.S. Real Estate ETF	27,852	1,246,098
Vanguard Morningstar Total Stock Market ETF	1,267	479,116
Vanguard Real Estate ETF (c)	14,472	1,395,680
Vanguard S&P 500 ETF	2,291	1,614,903
TOTAL EXCHANGE TRADED FUNDS (Cost $94,975,461)		118,026,735

COMMON STOCKS - 22.5%
Communication Services - 1.2%
Interactive Media & Services - 1.1%
Alphabet, Inc. - Class A	4,544	1,542,006
Meta Platforms, Inc. - Class A	449	256,981
		1,798,987
Movies & Entertainment - 0.1%
Netflix, Inc. (a)	1,688	136,812
Total Communication Services		1,935,799

Consumer Discretionary - 2.1%
Automobile Manufacturers - 0.8%
Tesla, Inc. (a)	3,290	1,210,556

Broadline Retail - 0.9%
Amazon.com, Inc. (a)(d)	5,707	1,482,507

Home Improvement Retail - 0.2%
Lowe's Cos., Inc.	1,809	370,302

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Restaurants - 0.2%
McDonald's Corp.	1,243	$327,580
Total Consumer Discretionary		3,390,945

Consumer Staples - 0.7%
Consumer Staples Merchandise Retail - 0.2%
Walmart, Inc.	3,327	348,903

Household Products - 0.1%
Procter & Gamble Co.	986	143,088

Packaged Foods & Meats - 0.2%
Nestle SA - ADR	2,849	277,065

Soft Drinks & Non-alcoholic Beverages - 0.1%
PepsiCo, Inc.	981	137,674

Tobacco - 0.1%
Philip Morris International, Inc.	764	143,097
Total Consumer Staples		1,049,827

Energy - 0.4%
Integrated Oil & Gas - 0.4%
Chevron Corp.	839	172,951
ExxonMobil Holdings Corp.	3,229	519,708
Total Energy		692,659

Financials - 3.9%
Asset Management & Custody Banks - 0.2%
Blackrock, Inc.	191	220,722

Consumer Finance - 0.1%
American Express Co.	665	219,563

Diversified Banks - 1.2%
Bank of America Corp.	3,022	187,183
JPMorgan Chase & Co. (d)	4,753	1,692,163
		1,879,346
Investment Banking & Brokerage - 0.7%
Goldman Sachs Group, Inc.	749	768,399
Morgan Stanley	1,740	371,177
		1,139,576
Multi-Sector Holdings - 0.5%
Berkshire Hathaway, Inc. - Class B (a)	1,572	792,335

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Transaction & Payment Processing Services - 1.2%
Mastercard, Inc. - Class A	2,175	$1,281,749
Visa, Inc. - Class A	1,568	594,852
		1,876,601
Total Financials		6,128,143

Health Care - 1.9%
Biotechnology - 1.2%
AbbVie, Inc.	1,032	264,625
Vertex Pharmaceuticals, Inc. (a)	3,028	1,648,807
		1,913,432
Health Care Distributors - 0.1%
Cardinal Health, Inc.	774	181,596

Managed Health Care - 0.2%
UnitedHealth Group, Inc.	1,013	394,472

Pharmaceuticals - 0.4%
Eli Lilly & Co.	216	249,854
Johnson & Johnson	1,182	314,235
		564,089
Total Health Care		3,053,589

Industrials - 4.4%
Building Products - 0.9%
Trane Technologies PLC	3,048	1,354,531

Construction & Engineering - 0.5%
AECOM	10,480	706,667

Industrial Conglomerates - 0.1%
Siemens AG - ADR	898	148,529

Industrial Machinery & Supplies & Components - 0.7%
Xylem, Inc.	10,665	1,174,323

Rail Transportation - 2.2%
CSX Corp.	38,863	1,962,970
Norfolk Southern Corp.	2,884	988,607
Union Pacific Corp.	1,899	570,972
		3,522,549
Total Industrials		6,906,599

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
Information Technology - 6.9%
Application Software - 0.7%
Salesforce, Inc.	1,400	$360,556
Unity Software, Inc. (a)	18,649	785,123
		1,145,679
Internet Services & Infrastructure - 1.1%
MongoDB, Inc. (a)	3,890	1,763,609

IT Consulting & Other Services - 0.1%
International Business Machines Corp.	845	197,620

Semiconductor Materials & Equipment - 0.2%
Applied Materials, Inc.	512	234,696

Semiconductors - 2.9%
Advanced Micro Devices, Inc. (a)	656	308,792
Analog Devices, Inc.	1,989	720,296
Broadcom, Inc. (d)	3,841	1,422,476
NVIDIA Corp. (d)	7,279	1,607,058
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,127	468,066
		4,526,688
Systems Software - 0.9%
Microsoft Corp. (d)	2,573	1,305,257
Oracle Corp.	1,081	161,199
		1,466,456
Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc. (d)	4,998	1,583,616
Total Information Technology		10,918,364

Utilities - 1.0%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	12,265	1,501,604
TOTAL COMMON STOCKS (Cost $17,044,393)		35,577,529

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 3.59% (e)	4,234,591	4,234,591
TOTAL MONEY MARKET FUNDS (Cost $4,234,591)		4,234,591

CAMBRIA ENDOWMENT STYLE ETF
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Units	Value
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (e)	1,696,598	$1,696,598
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,696,598)		1,696,598

TOTAL INVESTMENTS - 101.0% (Cost $117,951,043)		$159,535,453
Liabilities in Excess of Other Assets - (1.0)%		(1,641,444)
TOTAL NET ASSETS - 100.0%		$157,894,009

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Affiliated security as defined by the Investment Company Act of 1940.
(c)	All or a portion of this security is on loan as of August 31, 2026. The fair value of these securities was $1,651,182.
(d)	All or a portion of the security has been pledged as collateral for futures contracts. The fair value of assets committed as collateral as of August 31, 2026 was $6,157,974.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(f)
Represents over 25% of the issuer’s outstanding shares at a point during the period, but not at period end. The Fund may be deemed to have a controlling interest in the issuer. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF FUTURES CONTRACTS
August 31, 2026 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	436	12/21/2026	$46,938,125	$(245,887)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$(245,887)

CAMBRIA ENDOWMENT STYLE ETF

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)
Cambria Endowment Style ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

DESCRIPTION	INVESTMENTS MEASURED AT NET ASSET VALUE	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments:
Exchange Traded Funds	$—	$118,026,735	$—	$—	$100,906,366
Common Stocks	—	35,577,529	—	—	29,906,268
Money Market Funds	—	4,234,591	—	—	5,456,939
Investments Purchased with Proceeds from Securities Lending(a)	1,696,598	—	—	—	1,696,598
Total Investments	$1,696,598	$157,838,855	$—	$—	$137,966,171

Liabilities:
Other Financial Instruments:
Futures Contracts*	$—	$(245,887)	$—	$—	$(245,887)
Total Other Financial Instruments	$—	$(245,887)	$—	$—	$(245,887)
* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of August 31, 2026.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Refer to the Schedule of Investments for further disaggregation of investment categories.

CAMBRIA ENDOWMENT STYLE ETF

TRANSACTIONS WITH AFFILIATES
Investments in issuers considered to be affiliate(s) of the Fund during the Current Fiscal Period for purposes of Section
2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for the Fund:

	Non-Controlled Securities		Controlled Securities		Total
	Cambria Global Real Estate ETF	Cambria Tax Aware ETF	Cambria Chesapeake Pure Trend ETF(a)	Cambria Value and Momentum ETF(a)
Value as of November 30, 2025	$6,728,344	$329,235	$6,009,296	$12,380,720	$31,456,891
Additions	1,688,261	83,082	1,773,410	3,222,436	8,540,599
Reductions	(889,746)	(43,973)	(934,881)	(1,718,617)	(4,522,098)
Realized Gain (Loss)	(16,296)	4,444	9,470	27,564	34,652
Net Change in Unrealized Appreciation (Depreciation)	378,976	23,824	1,481,860	1,085,781	4,452,301
Value as of August 31, 2026	$7,889,539	$396,612	$8,339,155	$14,997,884	$39,962,345

Shares as of August 31, 2026	294,276	12,789	423,288	409,588

Dividend / Interest Income	$273,157	$1,126	$—	$60,183
Capital Gain Distributions	$—	$—	$—	$—

(a) Under Section 2(a)(9) of the Investment Company Act of 1940, beneficial ownership of more than 25% of the outstanding voting securities of an issuer creates a presumption of control. During the period ended May 31, 2026, the Fund owned (for a period of time) more than 25% of the outstanding shares of Cambria Chesapeake Pure Trend ETF and Cambria Value and Momentum ETF. Accordingly, the Cambria Chesapeake Pure Trend ETF and Cambria Value and Momentum ETF are considered controlled affiliates of the Fund for financial reporting purposes.
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